Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Net Intangible Assets

		December 31
		2021	2022
	Useful life	US$ thousands
Original cost:
Capitalization of software development costs	8	6,546	9,081
Licenses	3	565	633
		7,111	9,714
Accumulated amortization:
Capitalization of software development costs		2,366	2,431
Licenses		431	573
		2,797	3,004

Intangible assets, net:
Capitalization of software development costs		4,180	6,650
Licenses		134	60
		4,314	6,710